CAPITAL STOCK - Disclosure of detailed information about restricted share units (Details) - Share	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	625,000	312,500
Granted	333,500	312,500
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	958,500	625,000
December 31, 2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	312,500
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500	312,500
December 31, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	312,500
Granted	0
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500	312,500
December 31, 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	0
Granted	312,500
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	312,500	0
November 18, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted share units, beginning of period	0
Granted	21,000
Vested	0
Expired/Cancelled	0
Restricted share units, end of period	21,000	0